Prepaid Forward Transaction	9 Months Ended
Sep. 30, 2025
Prepaid Forward Transaction
Prepaid Forward Transaction

Note 19. Prepaid Forward Transaction

On July 31, 2025, CSLM Acquisition Corp. (the “Counterparty” prior to the closing of the Business Combination, and thereafter Holdco / Pubco) and Fusemachines entered into an OTC equity prepaid forward confirmation with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Sellers”) (the “Forward Purchase Agreement” or “FPA”).

Subsequent to quarter ended September 30, 2025, and upon the closing of the Business Combination on October 22, 2025 (the date on which Merger Sub merged with and into Fusemachines), the Investors (Meteora) delivered a Pricing Date Notice under the FPA. Based on this notice, the applicable Prepayment Amount became determinable and was subsequently funded by the Counterparty from the Trust Account in accordance with the Forward Purchase Agreement.

Under the material terms of the FPA:

●	The Sellers committed (in one or more Pricing Date Notices) to provide up to a maximum of 3,000,000 shares of Class A common stock for the Transaction.

●	The Counterparty agreed to pay the Sellers a Prepayment Amount equal to the Number of Shares specified in each Pricing Date Notice multiplied by the per-share redemption price (the “Initial Price” as defined in the Counterparty’s organizational documents). The Prepayment Amount is payable from the Counterparty’s Trust Account and, subject to receipt of a Pricing Date Notice, will be wired no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any Trust Account assets are disbursed in connection with the Business Combination.

●	The Sellers waived any rights to the Trust Account funds in respect of the FPA and agreed not to seek recourse against the Trust Account except as expressly provided in the FPA.

●	Settlement is by cash settlement at the end of the agreement: on the Valuation Date (generally three years after the Closing Date unless earlier determined under specified events) the Seller will pay the Counterparty a cash amount equal to the Number of Shares as of the Valuation Date multiplied by the VWAP over the Valuation Period; the Cash Settlement Payment Date is the tenth Local Business Day following the end of the Valuation Period.

●	The FPA includes an Early Termination mechanism: where Sellers sell (terminate) specified shares after closing, Sellers must pay an Early Termination Obligation to Counterparty equal to the number of Terminated Shares multiplied by the Termination Price of $12.00 per share (payable on the first Local Business Day following settlement of the sale).

●	The Sellers may, at their election, request Shortfall Warrants exercisable for Shortfall Warrant Shares equal to the difference between the Maximum Number of Shares and the number of Shares specified in a Pricing Date Notice; such warrants have exercise terms and a Reset Price as provided in the FPA.

●	Payment dates for periodic reporting / accounting purposes are the last day of each calendar quarter (or next Local Business Day), until the Valuation Date; the FPA also contains customary provisions addressing indemnities, representations, Calculation Agent rights, and compliance with tender-offer and SEC rules.